(Loss)/ Earnings Per Share	12 Months Ended
Dec. 31, 2013
(LOSS)/ EARNINGS PER SHARE [Abstract]
(Loss)/ Earnings Per Share

16. (LOSS)/ EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss)/earnings per share indicated for the periods presented:

	For the Years Ended December 31
	2011	2012	2013
	US$	US$	US$
Numerator:
Numerator for basic (loss)/earnings per share	8,121	9,430	(1,856)
Redeemable convertible preferred shares*	89	—	—
Allocation of net income to participating preferred shareholders	100	—	—
Numerator for diluted (loss)/earnings per share	8,310	9,430	(1,856)
Denominator:
Weighted average number of common shares outstanding-basic	173,373,462	235,257,651	273,981,547
Dilutive effect of convertible preferred shares*	11,295,890	—	—
Dilutive effect of stock options and unvested restricted shares**	8,868,622	20,464,900	—
Weighted-average number of common shares outstanding, diluted	193,537,974	255,722,551	273,981,547
Basic net (loss)/earnings per Class A and Class B common share****	0.05	0.04	(0.01)
Diluted net (loss)/earnings per Class A and Class B common share****	0.04	0.04	(0.01)
Basic net (loss)/earnings per ADS***	0.23	0.20	(0.03)
Diluted net (loss)/earnings per ADS***	0.21	0.18	(0.03)

*	The potential dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include redeemable convertible preferred shares of 27,649,375, nil and nil, respectively, for the years ended December 31, 2011, 2012 and 2013.
**	The potential dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include share options and restricted shares of nil, nil and 31,829,884, respectively, for the years ended December 31, 2011, 2012 and 2013.
***	Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2011, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs existed during these periods.
****	Since Class A common shares and Class B common shares share identical characteristics (Note 19), only one EPS is presented for both classes.
6,735,642 common shares resulting from the assumed conversions of 4% Convertible Senior Notes (Note 17) were excluded from the calculation of diluted net (loss)/earnings per share for the year ended December 31, 2013, as their effect is anti-dilutive.